Income statement analysis - Summary of non-operating income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest and other income
Other income	$ 349	$ 313	$ 369
Finance income	769	773	657
Currency exchange losses charged to the income statementa	37	368	83
Expenditure on research and development	364	429	391
Finance costs
Interest payable on lease liabilities	379	51	56
Interest costs capitalised	(374)	(419)	(297)
Expense due to unwinding of discount on provisions	505	210	150
Expense Due To Unwinding Of Other Payables Measured At Amortized Cost	569	539	503
Finance costs	$ 3,489	$ 2,528	$ 2,074
Capitalisation rate of borrowing costs eligible for capitalisation	3.50%	3.56%	2.25%
Tax relief on capitalized interest	$ 51	$ 55	$ 64
Measured at amortized cost
Interest and other income
Interest income from	371	421	288
Financial assets at fair value, class [member]
Interest and other income
Interest income from	49	39	0
Financial liabilities at amortised cost, class [member]
Finance costs
Interest payable on other liabilities measured at amortized cost	2,410	2,147	1,662
Gulf of Mexico Oil Spill
Interest and other income
Costs relating to Gulf of Mexico oil spill, pre-interest and tax	$ 319	$ 714	$ 2,687